WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

AFFILIATED EXCHANGE-TRADED FUNDS - 4.7%	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$ 10,921,022
Westwood Salient Enhanced Midstream Income ETF	1,611,112	41,421,045
Total Affiliated Exchange-Traded Funds (Cost $51,272,530)		$ 52,342,067

MASTER LIMITED PARTNERSHIPS - 24.8% (a)	Shares	Value
Crude & Refined Products - 6.7%
Genesis Energy, L.P.	1,894,864	$ 25,334,332
MPLX, L.P.	1,099,599	48,888,171
		74,222,503
Energy - 5.6%
Energy Transfer, L.P.	3,871,948	62,144,765

Gathering & Processing - 8.8%
Western Midstream Partners, L.P.	2,561,370	97,998,017

Utilities - 3.7%
Enterprise Products Partners, L.P.	1,400,421	40,766,255

Total Master Limited Partnerships (Cost $200,561,477)		$ 275,131,540

MLP RELATED COMPANIES - 70.1%	Shares	Value
Crude & Refined Products - 13.1%
Enbridge, Inc.	1,343,173	$ 54,546,256
Gibson Energy, Inc.	1,063,150	17,460,909
Plains GP Holdings, L.P. - Class A	3,980,952	73,647,611
		145,654,776
Energy - 9.8%
Diamondback Energy, Inc.	47,892	8,256,581
DT Midstream, Inc.	415,636	32,693,927
EMG Utica I Offshore Co-Investment, L.P. *(b)(c)(d)	16,000,000	18,054,400
Kinetik Holdings, Inc.	318,229	14,403,045
NextDecade Corporation (e)	725,109	3,415,263
Pembina Pipeline Corporation	778,682	32,112,846
		108,936,062

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 70.1% (Continued)	Shares	Value
Gathering & Processing - 14.3%
Antero Midstream Corporation	2,682,988	$ 40,378,969
EnLink Midstream, LLC (f)	1,852,734	26,883,170
Hess Midstream, L.P. - Class A (f)	1,183,498	41,741,974
Targa Resources Corporation	332,923	49,275,934
		158,280,047
Industrials - 0.2%
Eaton Corporation plc	6,792	2,251,141
Quanta Services, Inc.	69	20,572
		2,271,713
Liquefied Natural Gas - 6.4%
Cheniere Energy, Inc. (f)	392,862	70,652,302

Natural Gas Liquids Infrastructure - 8.9%
Keyera Corporation	1,520,994	47,430,188
ONEOK, Inc.	554,839	50,562,478
		97,992,666
Natural Gas Pipelines - 16.8%
Kinder Morgan, Inc.	1,598,097	35,301,963
TC Energy Corporation	1,454,712	69,171,556
Williams Companies, Inc. (The)	1,794,873	81,935,951
		186,409,470
Renewable Energy Infrastructure - 0.5%
First Solar, Inc. (e)(f)	7,155	1,784,743
GE Vernova, Inc. (e)	4,382	1,117,322
NEXTracker, Inc. - Class A (e)(f)	69,425	2,602,050
Trane Technologies plc	88	34,208
		5,538,323
Utilities - 0.1%
Fluence Energy, Inc. (e)(f)	58,770	1,334,667

Total MLP Related Companies (Cost $552,200,472)		$ 777,070,026

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.0% (g)	Shares	Value
Renewable Energy Infrastructure - 0.0% (g)
TortoiseEcofin Acquisition Corporation III - Founder Shares (b)(c)(d)(e) (Cost $315)	104,850	$ 315

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class U, 4.84% (h) (Cost $10,094,598)	10,094,598	$ 10,094,598

Investments at Value - 100.5% (Cost $814,129,392)		$ 1,114,638,546

Liabilities in Excess of Other Assets - (0.5%)		(5,423,583)

Net Assets - 100.0%		$ 1,109,214,963

plc - Public Limited Company

*	EMG Utica I Offshore Co-Investment, L.P. is a Co-Investment of MarkWest Utica EMG, LLC.
(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees and represents 1.6% of net assets.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security covers a written call option.
(g)	Percentage rounds to less than 0.1%.
(h)	The rate shown is the 7-day effective yield as of September 30, 2024.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Cheniere Energy, Inc., 10/18/24	$ 192 .50	200	$ 3,596,800	$ 4,000
Cheniere Energy, Inc., 10/18/24	195 .00	392	7,049,728	5,880
EnLink Midstream, LLC, 10/18/24	15 .00	1,852	2,687,252	9,260
First Solar, Inc., 10/18/24	300 .00	53	1,322,032	3,710
Fluence Energy, Inc., 10/18/24	25 .00	440	999,240	23,760
Hess Midstream, L.P. - Class A, 10/18/24	37 .00	2,367	8,348,409	23,670
NEXTracker, Inc. - Class A, 10/18/24	45 .00	347	1,300,556	6,940
Total Written Option Contracts (Premiums $145,996)			$ 25,304,017	$ 77,220

The average monthly notional value of written call option contracts during the nine months ended September 30, 2024 was $145,625,970.